Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THE HARTFORD MUTUAL FUNDS II, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Hartford Schroders China A Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Schroders China A Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Please contact your financial intermediary for more information regarding whether you may be required to pay a brokerage commission or other fees. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 132 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)•You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in China A shares and other instruments that have similar economic characteristics to such securities. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The Fund will invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”). The Fund may also invest in China A shares through the Qualified Foreign Institutional Investor Program (the “QFI Program”) once the appropriate license is obtained or through other means of access which may become available in the future.The Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), use a fundamental, research driven, bottom-up stock selection approach to seek to identify companies that they believe offer the potential for capital growth. As part of their investment process, the Sub-Advisers apply quantitative and qualitative screens, as well as engage with management of certain issuers, to determine the investable universe of companies. Within this universe, the Sub-Advisers generally consider the following when determining whether to purchase a security of a company: the likelihood of the company to grow shareholder value in the long term; the return on invested capital of the company; the relative valuation of the company; the quality of the company, including the sustainability of its business model; and whether the company has any proprietary competitive advantages. The Sub-Advisers generally sell securities when: they believe the issuer no longer presents an attractive value proposition; they identify more favorable investment opportunities; or they believe that the original investment thesis is irrelevant due to a material change in the company or the industry in which it operates. In addition, the Sub-Advisers integrate financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment.The Fund may invest in securities of any market capitalization. The Fund may also invest in common and preferred stock, and depositary receipts, including Chinese Depositary Receipts (“CDRs”). The Fund may use derivatives, such as futures contracts, forward currency contracts, and option contracts, in order to gain exposure to particular securities or markets, in connection with hedging transactions, equitizing cash, or otherwise to seek to increase total return.The Fund may trade securities actively. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market. The Fund is a non-diversified mutual fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:•Assume reinvestment of all dividends and distributions•Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.The bar chart:•Shows how the Fund’s total return has varied from year to year•Returns do not include sales charges. If sales charges were reflected, returns would have been lower•Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information indicates the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return8.84%June 30, 2021Worst Quarter Return-20.70%March 31, 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of two indices. The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2023 (including sales charges)
Hartford Schroders China A Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Hartford Schroders China A Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hartford Schroders China A Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Hartford Schroders China A Fund | China A Shares Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China A Shares Risk – As a result of the Fund’s focus in China A shares, the Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks, extended market closures, or the imposition of sanctions, tariffs, or other governmental restrictions could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund. The Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China (“PRC”), including local securities regulations and listing rules. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Currently, there are temporary tax exemptions and non-taxable treatments with respect of assets traded via Stock Connect and QFI Programs. If these exemptions and tax treatments are withdrawn or modified, there is a risk that the PRC tax authorities may seek to collect tax on gains realized on the Fund’s investments in China A shares. As a result, the Fund would be subject to additional tax, which would adversely impact the Fund’s net asset value.Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. If the Fund invests through the QFI Programs, it may be subject to additional risks, such as failure to achieve best execution, trading disruption, custody risk and credit loss. In difficult market conditions, the Fund may not be able to sell its investments easily or at all, which could affect Fund performance and the Fund’s liquidity. The risks related to investments in China A shares through Stock Connect are heightened to the extent that the Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange (“STAR market”) and/or the ChiNext market of the Shenzhen stock exchange (“ChiNext market”). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.
Hartford Schroders China A Fund | China Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Investments Risk – China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject the Fund to risks specific to China. These risks include: (i) the risk of more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets; (iv) the risk of nationalization or expropriation of assets; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. In addition, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to holdings in Chinese securities and the information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities.
Hartford Schroders China A Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.
Hartford Schroders China A Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation and oversight, less extensive and less frequent accounting, financial, auditing and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. In addition, the imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments may also result in losses. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Hartford Schroders China A Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. In addition, the Chinese government heavily regulates the domestic exchange of foreign currencies and renminbi (“RMB”) exchange rates in China, which may adversely affect the operations and financial results of the Fund’s investments in China. At times there may be insufficient offshore RMB for the Fund to remain fully invested in Chinese equities.
Hartford Schroders China A Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance.
Hartford Schroders China A Fund | Active Investment Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Investment Management Risk – The risk that, if the Sub-Advisers’ investment strategy does not perform as expected, the Fund could underperform its peers or lose money. Although the Sub-Advisers consider several factors when making investment decisions, the Sub-Advisers may not evaluate every factor prior to investing in a company or issuer, and the Sub-Advisers may determine that certain factors are more significant than others.
Hartford Schroders China A Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Hartford Schroders China A Fund | Mid Cap And Small Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid Cap and Small Cap Securities Risk – Investments in mid- and small-capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.
Hartford Schroders China A Fund | Large Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Securities Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Hartford Schroders China A Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk – The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including depositary receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Unsponsored Depositary Receipts are also subject to the risk that there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the depositary receipts. Generally, CDRs, in registered from, are designed for use in the Chinese securities markets. CDRs may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations.
Hartford Schroders China A Fund | Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Volatility Risk – The Fund’s investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.
Hartford Schroders China A Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the Sub-Advisers’ judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the Sub-Advisers seek exposure, or the overall securities markets.
Hartford Schroders China A Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk – The risk that the counterparty in a transaction by the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.
Hartford Schroders China A Fund | Forward Currency Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.
Hartford Schroders China A Fund | Futures And Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures and Options Risk – Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.
Hartford Schroders China A Fund | Non Diversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
Hartford Schroders China A Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk – To the extent the Fund invests more heavily in a particular sector or sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, from the broader market.
Hartford Schroders China A Fund | Active Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Trading Risk – Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
Hartford Schroders China A Fund | ESG Integration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Integration Risk – Integrating financially material ESG analysis into the investment process carries the risk that the Fund may perform differently from funds that do not integrate ESG into their analysis, or funds that evaluate different ESG characteristics. ESG characteristics are one of several factors that may be considered and as a result, the Fund’s investments may not have favorable ESG characteristics or high ESG ratings.
Hartford Schroders China A Fund | Large Shareholder Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
Hartford Schroders China A Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
Year 1	rr_ExpenseExampleYear01	$ 689
Year 3	rr_ExpenseExampleYear03	1,049
Year 5	rr_ExpenseExampleYear05	1,432
Year 10	rr_ExpenseExampleYear10	$ 2,504
2021	rr_AnnualReturn2021	6.97%
2022	rr_AnnualReturn2022	(29.10%)
2023	rr_AnnualReturn2023	(14.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
Hartford Schroders China A Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.25%	[2]
Year 1	rr_ExpenseExampleYear01	$ 328
Year 3	rr_ExpenseExampleYear03	759
Year 5	rr_ExpenseExampleYear05	1,316
Year 10	rr_ExpenseExampleYear10	2,835
Year 1	rr_ExpenseExampleNoRedemptionYear01	228
Year 3	rr_ExpenseExampleNoRedemptionYear03	759
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,316
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,835
Hartford Schroders China A Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Year 1	rr_ExpenseExampleYear01	$ 117
Year 3	rr_ExpenseExampleYear03	438
Year 5	rr_ExpenseExampleYear05	781
Year 10	rr_ExpenseExampleYear10	$ 1,750
Hartford Schroders China A Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[2]
Year 1	rr_ExpenseExampleYear01	$ 113
Year 3	rr_ExpenseExampleYear03	432
Year 5	rr_ExpenseExampleYear05	773
Year 10	rr_ExpenseExampleYear10	$ 1,737
Hartford Schroders China A Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Year 1	rr_ExpenseExampleYear01	$ 101
Year 3	rr_ExpenseExampleYear03	396
Year 5	rr_ExpenseExampleYear05	714
Year 10	rr_ExpenseExampleYear10	$ 1,613
Hartford Schroders China A Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Year 1	rr_ExpenseExampleYear01	$ 101
Year 3	rr_ExpenseExampleYear03	399
Year 5	rr_ExpenseExampleYear05	718
Year 10	rr_ExpenseExampleYear10	$ 1,624
Hartford Schroders China A Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Hartford Schroders China A Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Hartford Schroders China A Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Hartford Schroders China A Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Hartford Schroders China A Fund | Return Before Taxes | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Hartford Schroders China A Fund | Return Before Taxes | Class F
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Hartford Schroders China A Fund | Return Before Taxes | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Hartford Schroders China A Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Hartford Schroders China A Fund | MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Hartford Schroders China A Fund | MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.61%)

[1]	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.45% (Class A), 2.25% (Class C), 1.15% (Class I), 1.11% (Class Y), 0.99% (Class F), and 0.99% (Class SDR). This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.